Schedule of Investments (unaudited)
February 28, 2021
BlackRock Large Cap Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Investment Value	Value
Investment Companies
Equity Funds — 100.0%
Master Focus Growth LLC(a)	$ 1,989,661,466	$ 1,989,661,466
Total Investments — 100.0% (Cost: $1,144,964,122)		1,989,661,466
Liabilities in Excess of Other Assets — (0.0)%		(821,351)
Net Assets — 100.0%		$ 1,988,840,115
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Investment Value Held at 02/28/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Focus Growth LLC	$ 1,439,736,052	$ 76,553,792(a)(b)	$ —	$ 163,402,220	$ 309,969,402	$ 1,989,661,466	$1,989,661,466	$ (1,357,246)	$ —
(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense, allocated from the Master LLC.
BlackRock Large Cap Focus Growth Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,989,661,466 and 100%, respectively.
The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)
February 28, 2021
Master Focus Growth LLC
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Beverages — 1.4%
Boston Beer Co., Inc., Class A(a)	27,603	$ 28,395,482
Capital Markets — 3.2%
S&P Global, Inc.	194,571	64,083,905
Chemicals — 1.5%
Sherwin-Williams Co.	43,207	29,395,450
Commercial Services & Supplies — 2.0%
Copart, Inc.(a)	369,927	40,381,231
Entertainment — 2.7%
Netflix, Inc.(a)	98,544	53,100,434
Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.(a)	626,732	24,304,667
Health Care Providers & Services — 1.6%
Humana, Inc.	85,934	32,624,843
Industrial Conglomerates — 1.9%
Roper Technologies, Inc.	100,732	38,038,418
Interactive Media & Services — 11.8%
Alphabet, Inc., Class A(a)	34,504	69,763,983
Facebook, Inc., Class A(a)	263,239	67,815,631
Match Group, Inc.(a)	227,495	34,772,611
Snap, Inc., Class A(a)	956,443	62,800,047
		235,152,272
Internet & Direct Marketing Retail — 12.9%
Amazon.com, Inc.(a)	66,047	204,278,748
MercadoLibre, Inc.(a)	31,473	51,556,236
		255,834,984
IT Services — 13.6%
Adyen NV(a)(b)	16,956	39,564,868
Mastercard, Inc., Class A	220,523	78,032,064
Shopify, Inc., Class A(a)	16,981	21,752,152
Visa, Inc., Class A	406,921	86,425,951
Wix.com Ltd.(a)	129,409	45,108,095
		270,883,130
Life Sciences Tools & Services — 2.0%
Lonza Group AG, Registered Shares	62,660	39,522,538
Machinery — 0.1%
Chart Industries, Inc.(a)	13,429	1,921,556
Multiline Retail — 1.4%
Dollar Tree, Inc.(a)	292,323	28,706,119
Pharmaceuticals — 2.9%
AstraZeneca PLC, ADR	568,974	27,526,962
Zoetis, Inc.	195,495	30,348,644
		57,875,606
Professional Services — 1.9%
CoStar Group, Inc.(a)	46,459	38,271,066
Semiconductors & Semiconductor Equipment — 9.3%
Analog Devices, Inc.	348,565	54,313,398
ASML Holding NV, Registered Shares	101,218	57,399,715
Marvell Technology Group Ltd.	976,660	47,153,145
NVIDIA Corp.	46,458	25,485,930
		184,352,188
Security	Shares	Value
Software — 20.5%
Adobe, Inc.(a)	80,275	$ 36,900,009
Autodesk, Inc.(a)	104,337	28,797,012
C3.ai, Inc. (Acquired 08/14/19, cost $6,000,002)(a)(c)	198,472	21,692,880
C3.ai, Inc., Class A(a)	31,785	3,574,541
Fair Isaac Corp.(a)	83,887	38,382,497
Intuit, Inc.	122,919	47,955,619
Microsoft Corp.	641,187	148,999,035
RingCentral, Inc., Class A(a)	87,779	33,194,507
ServiceNow, Inc.(a)	89,999	48,010,866
		407,506,966
Specialty Retail — 1.6%
Lowe’s Cos., Inc.	196,571	31,402,217
Technology Hardware, Storage & Peripherals — 3.0%
Apple Inc.	487,826	59,153,781
Textiles, Apparel & Luxury Goods — 2.4%
NIKE, Inc., Class B	354,495	47,778,836
Total Common Stocks — 98.9% (Cost: $1,124,204,189)		1,968,685,689
Preferred Securities
Preferred Stocks — 0.7%
Interactive Media & Services — 0.7%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $13,630,042)(a)(c)(d)	124,391	13,844,718
Total Preferred Securities — 0.7% (Cost: $13,630,042)		13,844,718
Total Long-Term Investments — 99.6% (Cost: $1,137,834,231)		1,982,530,407
Short-Term Securities(e)(f)
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	1,524,282	1,524,282
Total Short-Term Securities — 0.1% (Cost: $1,524,282)		1,524,282
Total Investments — 99.7% (Cost: $1,139,358,513)		1,984,054,689
Other Assets Less Liabilities — 0.3%		5,606,777
Net Assets — 100.0%		$ 1,989,661,466
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Restricted security as to resale, excluding 144A securities. The Master LLC held restricted securities with a current value of $35,537,598, representing 1.8% of its net assets as of period end, and an original cost of $19,630,044.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Master LLC.
(f)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Master LLC during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 9,959,678	$ —	$ (8,435,396)(a)	$ —	$ —	$ 1,524,282	1,524,282	$ 3,763	$ —
SL Liquidity Series, LLC, Money Market Series(b)	12,312,053	—	(12,306,187)(a)	(5,866)	—	—	—	194,680(c)	—
				$ (5,866)	$ —	$ 1,524,282		$ 198,443	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2021
Master Focus Growth LLC
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master LLC’s investments categorized in the fair value hierarchy. The breakdown of the Master LLC’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Beverages	$ 28,395,482	$ —	$ —	$ 28,395,482
Capital Markets	64,083,905	—	—	64,083,905
Chemicals	29,395,450	—	—	29,395,450
Commercial Services & Supplies	40,381,231	—	—	40,381,231
Entertainment	53,100,434	—	—	53,100,434
Health Care Equipment & Supplies	24,304,667	—	—	24,304,667
Health Care Providers & Services	32,624,843	—	—	32,624,843
Industrial Conglomerates	38,038,418	—	—	38,038,418
Interactive Media & Services	235,152,272	—	—	235,152,272
Internet & Direct Marketing Retail	255,834,984	—	—	255,834,984
IT Services	231,318,262	39,564,868	—	270,883,130
Life Sciences Tools & Services	—	39,522,538	—	39,522,538
Machinery	1,921,556	—	—	1,921,556
Multiline Retail	28,706,119	—	—	28,706,119
Pharmaceuticals	57,875,606	—	—	57,875,606
Professional Services	38,271,066	—	—	38,271,066
Semiconductors & Semiconductor Equipment	184,352,188	—	—	184,352,188
Software	385,814,086	21,692,880	—	407,506,966
Specialty Retail	31,402,217	—	—	31,402,217
Technology Hardware, Storage & Peripherals	59,153,781	—	—	59,153,781
Textiles, Apparel & Luxury Goods	47,778,836	—	—	47,778,836
Preferred Securities	—	—	13,844,718	13,844,718
Short-Term Securities
Money Market Funds	1,524,282	—	—	1,524,282
	$ 1,869,429,685	$ 100,780,286	$ 13,844,718	$ 1,984,054,689
Portfolio Abbreviation
ADR	American Depositary Receipt
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